Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	02/01/16
End of Period:	02/29/16
Number of days in Interest Period (Actual/360):	28
Number of days in Collection Period:	30
Report Due Date:	03/17/16
Distribution Date:	03/21/16
Transaction Month:	5

2015-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,022,559,702

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,924,173
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	963,305
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	3,029,555
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	13,917,033

{7} End of period Aggregate Securitization Value					{7}	$1,008,642,669

{8} Pool Factor					{8}	93.023474%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,006,271,379

{11} Exchange Note Principal Payment Amount					{11}	13,917,033

{12} End of period Exchange Note Balance					{12}	$992,354,346

{13} Note Pool Factor					{13}	92.917074%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$39,461,457	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	13,917,033	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	4,238,556	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$21,305,868	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	17.463826%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$917,721,457

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		13,917,033
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,238,556
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$899,565,868

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		89.933204%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,022,559,702

{31} Ending Designated Pool Balance	{31}	1,008,642,669
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,008,642,669

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$13,917,033

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,006,271,379	$0	3.49%	30	30/360	$2,926,573

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,826,795
{37} Net Liquidation Proceeds collected during period	{37}	4,336,915
{38} Investment Earnings	{38}	6,259
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(6,259)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	20,163,710

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	852,133
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,926,573
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	13,917,033
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	2,467,971
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	0

{47} Total Distributions:	{47}	$20,163,710

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,022,559,702
{49} Ending Agg. Securitization Value	{49}	1,008,642,669
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	13,917,033

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	13,917,033

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$13,917,033

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$39,461,457	$0	0.45000%	28	Actual/360	$13,812
{56}	Class A-2A	$66,030,000	0	1.17%	30	30/360	64,379
{57}	Class A-2B	$284,000,000	0	1.01200%	28	Actual/360	223,540
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,089
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections	{63}	$19,311,577
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	6,259
{66} Investment Earnings - and amounts released from Reserve Account	{66}	1,527
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	19,319,363

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{74}	13,812
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{75}	64,379
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{76}	223,540
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	452,089
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class B Noteholders’ Interest Distributable Amount	{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class C Noteholders’ Interest Distributable Amount	{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class D Noteholders’ Interest Distributable Amount	{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Noteholders’ Principal Distributable Amount	{86}	13,917,033
{87} To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	4,238,556
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	0

{93} Total Distributions:	{93}	$19,319,363

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{94}	Class A	$807,661,457	$1,008,642,669	$0	$18,418,368		$0
{95}	Class B	849,411,457	1,008,642,669	0	18,337,651		0
{96}	Class C	887,901,457	1,008,642,669	0	18,242,067		0
{97}	Class D	917,721,457	1,008,642,669	0	18,155,589		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{98} Excess Total Available Funds						{98}	$4,238,556

	{99} Beginning Note Balance				{99}	917,721,457
	{100} Principal payments through Indenture Section 8.3 (i) through (xvii)				{100}	13,917,033
	{101} Pro-Forma Note Balance					{101}	903,804,424

	{102} Ending Aggregate Securitization Value				{102}	1,008,642,669
	{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)				{103}	116,560,995
	{104} Required Pro Forma Note Balance {102} - {103}					{104}	892,081,674

	{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}						{105}	11,722,750

	{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{106}	$4,238,556

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{107} Ending Aggregate Securitization Value						{107}	$1,008,642,669
	{108} End of Period Note Balance						{108}	992,354,346
	{109} Overcollateralization						{109}	16,288,323
	{110} Overcollateralization %							{110}	1.61%

	Asset Backed Notes:
	{111} Ending Aggregate Securitization Value						{111}	1,008,642,669
	{112} End of Period Note Balance						{112}	899,565,868
	{113} Overcollateralization						{113}	109,076,801
	{114} Overcollateralization %							{114}	10.81%

	RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
	{115} Specified Reserve Balance							{115}	$5,421,442

	{116} Beginning of Period Reserve Account balance							{116}	$5,421,442
	{117} Investment Earnings						{117}	1,527
	{118} From the Indenture Collection Account, the Reserve Account Required Amount						{118}	0
	{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{119}	0
	{120} Total Reserve balance available:							{120}	5,422,969

	{121} Specified Reserve Balance							{121}	5,421,442

	{122} Release Excess Cash to Indenture Collection Available Funds							{122}	1,527

	{123} End of period Reserve Account balance							{123}	$5,421,442

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.							{124}	Yes
	{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.							{125}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	March 16, 2016

GM Financial

GMALT 2015-3

Supplemental Monthly Data

February 29, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,022,559,702	$725,688,450
Change	(13,917,033)	(2,790,568)

End of Period	$1,008,642,669	$722,897,882
Residual Value as % of Agg. Securitization Value		71.67%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	42,280	999,560,952	99.10%
31 - 60 days	296	6,972,200	0.69%
61 - 90 days	67	1,559,532	0.15%
over 90 days	19	549,985	0.05%

Total	42,662	1,008,642,669	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	92	2,648,352	374	11,057,421
Standard terminations	8	143,513	49	1,031,754

Total retained by lessee	100	2,791,865	423	12,089,175
Returned Vehicles
Early terminations	16	200,833	47	636,682
Standard terminations	3	36,857	3	36,857

Total returned to dealer	19	237,690	50	673,539
Charged off leases / Repossessed vehicles	43	963,305	182	4,245,504
Repurchases	0	0	7	218,811
Other	0	0	0	0

Total terminations	162	3,992,860	662	17,227,029

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	963,305	4,245,504
less: Sales proceeds	671,228	2,628,273
less: Excess wear and excess mileage received	0	0
less: Other amounts received	5,252	35,889

Net Credit (Gain) Loss	286,825	1,581,342

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	237,477	638,714
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	249,044	753,281
less: Excess wear and excess mileage received	185	185
less: Other recovery amounts	999	9,869

Residual (Gain) Loss	(12,751)	(124,621)

	Current Period	Prev. Month
Prepay Speed	0.3526%	0.2988%

Return Rate	95.0000%	70.0000%

(1)	Percentages may not add to 100% due to rounding.